Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

In March 2014, the Company entered into a supply agreement (the "Supply Agreement") with Fluidigm Corporation ("Fluidigm") under which Fluidigm supplies the Company with its microfluidic test platform for use in manufacturing the Acuitas MDRO Gene Test. The Company's CEO and Chairman of the Board of Directors is a director of Fluidigm. On July 12, 2015, the Company entered into a letter agreement (the "Fluidigm Agreement") with Fluidigm to expand the companies' existing relationship to include collaborating on the development of test kits and custom analytic instruments for identification, screening and surveillance testing of MDROs. The Fluidigm Agreement also expanded the Supply Agreement, and provides for expansion of the gene targets and organisms to be tested on the Company's existing CLIA lab-based tests, the Acuitas MDRO Gene Test and the Acuitas Resistome Test, using Fluidigm technologies and products. Additionally, Fluidigm has agreed not to develop or directly collaborate with any third party to develop an FDA approved or CE-marked diagnostic test for the purpose of detecting resistance genes for identified MDROs if the Company meets certain minimum purchase commitments and other requirements. The initial term of the Fluidigm Agreement is five years. Both parties have the ability to extend the term for an additional five years. Under the expanded Supply Agreement, the term was extended until March 17, 2018, and the Company has the right to extend the term of the Supply Agreement for up to two additional three-year terms. The Company paid $30,200 and $0 related to these agreements in the three months ended September 30, 2017 and 2016, respectively. The Company paid $74,921 and $160,089 related to these agreements in the nine months ended September 30, 2017 and 2016, respectively.

Under the Supply Agreement, the Company had inventory purchases of $19,760 and $23,624 in the three months ended September 30, 2017 and 2016, respectively. Under the Supply Agreement, the Company had inventory purchases of $110,239 and $91,399 in the nine months ended September 30, 2017 and 2016, respectively.

In addition, the Company has several capital lease arrangements for laboratory equipment manufactured by Fluidigm. The Company paid $15,683 and $45,106 related to the leased equipment in the three months ended September 30, 2017 and 2016, respectively. The Company paid $76,199 and $135,319 related to the leased equipment in the nine months ended September 30, 2017 and 2016, respectively.

In October 2016, the Company entered into an agreement with Merck Sharp & Dohme Corp., a wholly-owned subsidiary of Merck Co. & Inc. ("Merck"), an affiliate of MGHIF, a principal stockholder of the Company and a related party to the Company.  Under the agreement, Merck provided access to its archive of over 200,000 bacterial pathogens.  The Company is initially performing molecular analyses on up to 10,000 pathogens to identify markers of resistance to support rapid decision making using the Acuitas Lighthouse, and to speed development of its rapid diagnostic products. Merck gains access to the high-resolution genotype data for the isolates as well as access to the Acuitas Lighthouse informatics to support internal research and development programs. The Company is required to expend up to $175,000 for the procurement of materials related to the activities contemplated by the agreement. Contract life-to-date, the Company has incurred $146,177 of procurement costs which have been recognized as research and development expense, including $0 and $113,907 in the three and nine months ended September 30, 2017, respectively.

In March 2014, the Company entered into a supply agreement with Fluidigm Corporation ("Fluidigm") under which Fluidigm supplies the Company with its microfluidic test platform for use in manufacturing the Acuitas MDRO Gene Test. The Company's CEO and Chairman of the Board of Directors is a director of Fluidigm. On July 12, 2015, the Company entered into a letter agreement (the "Fluidigm Agreement") with Fluidigm to expand the companies' existing relationship to include collaborating on the development of test kits and custom analytic instruments for identification, screening and surveillance testing of MDROs. The Fluidigm Agreement also expands the existing Supply Agreement between the Company and Fluidigm, and provides for expansion of the gene targets and organisms to be tested on the Company's existing CLIA lab-based tests, the Acuitas MDRO Gene Test and the Acuitas Resistome Test, using Fluidigm technologies and products. Additionally, Fluidigm has agreed not to develop or directly collaborate with any third party to develop an FDA approved or CE marked diagnostic test for the purpose of detecting resistance genes for identified MDROs if the Company meets certain minimum purchase commitments and other requirements. The initial term of the Fluidigm Agreement is five years. Both parties have the ability to extend the term for an additional five years. Under the expanded Supply Agreement, the term was extended until March 17, 2018, and the Company has the right to extend the term of the Supply Agreement for up to two additional three-year terms. The Company paid $183,713 related to these agreements in the year ended December 31, 2016. The Company paid $295,442 related to these agreements in the year ended December 31, 2015.

Under the agreements with Fluidigm, the Company had purchases of $91,399 in the year ended December 31, 2016. The Company had purchases of $370,539 related to these agreements in the year ended December 31, 2015.

In addition, the Company has several capital lease arrangements for laboratory equipment manufactured by Fluidigm. The Company paid $175,475 related to the leased equipment in the year ended December 31, 2016. The Company paid $119,919 related to the leased equipment in the year ended December 31, 2015.

In October 2016, the Company entered into an agreement with Merck Sharp & Dohme Corp., a wholly owned subsidiary of Merck Co. & Inc. ("Merck"), an affiliate of Merck Global Health Innovation Fund ("Merck GHI"), a principal stockholder of the Company and a related party to the Company. Under the agreement, Merck will provide access to its archive of over 200,000 bacterial pathogens. OpGen will initially perform molecular analyses on up to 10,000 pathogens to identify markers of resistance to support rapid decision making using the Acuitas Lighthouse, and to speed development of OpGen's rapid diagnostic products. Merck will gain access to the high-resolution genotype data for the isolates as well as access to OpGen's Acuitas Lighthouse informatics to support internal research and development programs. OpGen is required to expend up to $175,000 for the procurement of materials related to the activities contemplated by the agreement. As of December 31, 2016, the Company has incurred $32,270 of procurement costs which have been recognized as research and development expense.

In December 2016, the Company entered into an agreement with Healthcare Services & Solutions LLC, an affiliate of Merck GHI, in which the Company will provide research analysis and reports to the third party. The agreement is worth up to $150,000, of which $135,000 has been recognized as of December 31, 2016. At December 31, 2016, the Company had accounts receivable from this customer of $135,000, which individually represented 25% of total accounts receivable.